Share-based payments transactions - Disclosure of Reconciliation of Outstanding Share Options, ShipUp (Details) - ShipUp incentive plan share in Millions	12 Months Ended
Mar. 31, 2023 share € / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding, beginning balance (in shares)	0
Granted during the year (in shares)	452
Vested during the year (in shares)	0
Forfeited during the year (in shares)	0
Number of options outstanding, ending balance (in shares)	452
Weighted average fair value (in EUR per share) | € / shares	€ 0.13
Weighted average remaining contractual life of outstanding share options	2 years 6 months